Intangible Assets (Details) (USD $)	Sep. 30, 2013
Finite-lived Intangible Assets [Roll Forward]
Provider agreements for locations awaiting installation of EV charging stations	$ 3,062,541
Awarded government grants for installation of EV charging stations	638,000
Trademark	300,000
Present value of EV charging stations to be acquired in October 2016	150,000
Total	4,150,541
Less accumulated amortization at September 30, 2013	(154,091)
Balance at September 30, 2013	$ 3,996,450